Consolidated Statements of Changes in Shareholders Equity - USD ($)	Total	Ordinary Shares	Accumulated other comprehensive loss	Additional Paid-In Capital	Statutory Reserve	Retained Earnings (Accumulated Deficit)	Total Farmmi Inc.'s Shareholders' Equity	Noncontrolling Interest
Balance, shares at Sep. 30, 2022		249,063
Balance, amount at Sep. 30, 2022	$ 154,684,091	$ 597,751	$ (14,133,546)	$ 152,162,582	$ 1,153,813	$ 14,903,491	$ 154,684,091	$ 0
Issuance of ordinary shares, net, shares		219,298
Issuance of ordinary shares, net, amount	7,930,000	$ 526,315	0	7,403,685	0	0	7,930,000	0
Issuance of ordinary shares for promissory notes redemption, shares		39,511
Issuance of ordinary shares for promissory notes redemption, amount	1,100,000	$ 94,826	0	1,005,174	0	0	1,100,000	0
Reverse share-split adjustment, shares		(39)
Reverse share-split adjustment, amount	0	$ (94)	0	94	0	0	0	0
Foreign currency translation loss	(4,281,978)	0	(4,281,978)	0	0	0	(4,281,978)	0
Net income for the year	2,543,813	0	0	0	0	2,543,813	2,543,813	0
Statutory reserve	0	0	0	0	541,816	(541,816)	0	0
Balance, amount at Sep. 30, 2023	$ 161,975,926	$ 1,218,798	(18,415,524)	$ 160,571,535	1,695,629	16,905,488	$ 161,975,926	0
Balance, shares at Sep. 30, 2023		507,833
Issuance of ordinary shares, net, shares	762,703	286,097		76,070			762,703
Issuance of ordinary shares, net, amount		$ 686,633
Issuance of ordinary shares for promissory notes redemption, shares		96,167
Issuance of ordinary shares for promissory notes redemption, amount	$ 1,154,000	$ 230,801	0	$ 923,199	0	0	$ 1,154,000	0
Reverse share-split adjustment, shares		(191)
Reverse share-split adjustment, amount	0	$ (458)	0	458	0	0	0	0
Foreign currency translation loss	10,751,380	0	10,751,380	0	0	0	10,751,380	0
Net income for the year	(4,627,772)	0	0	0	0	(4,654,679)	(4,654,679)	26,907
Disposal of subsidiaries	0	0	0	0	(998,186)	998,186	0	0
Balance, amount at Sep. 30, 2024	170,016,237	$ 2,135,774	(7,664,144)	161,571,262	697,443	13,248,995	169,989,330	26,907
Balance, shares at Sep. 30, 2024		889,906
Issuance of ordinary shares, net, shares		4,166,667
Issuance of ordinary shares, net, amount	9,850,000	$ 10,000,001	0	(150,001)	0	0	9,850,000	0
Issuance of ordinary shares for promissory notes redemption, shares		100,182
Issuance of ordinary shares for promissory notes redemption, amount	244,284	$ 240,437	0	3,847	0	0	244,284	0
Reverse share-split adjustment, shares		(706)
Reverse share-split adjustment, amount	0	$ (1,694)	0	1,694	0	0	0	0
Foreign currency translation loss	(3,649,061)	0	(3,649,061)	0	0	0	(3,649,061)	0
Net income for the year	(53,385,988)	0	0	0	0	(53,098,649)	(53,098,649)	(287,339)
Disposal of subsidiaries	0	$ 0	0	0	(10,270)	10,270	0	0
Issuance of ordinary shares for warrants exercised, shares		325,825
Issuance of ordinary shares for warrants exercised, amount	781,980	$ 781,980	0	0	0	0	781,980	0
Balance, amount at Sep. 30, 2025	$ 123,857,452	$ 13,156,498	$ (11,313,205)	$ 161,426,802	$ 687,173	$ (39,839,384)	$ 124,117,884	$ (260,432)
Balance, shares at Sep. 30, 2025		5,481,874